Right-of-use assets - Summary of quantitative information about right-of-use assets (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 27,009,760	$ 3,859,088
Ending balance	32,396,195	27,009,760	$ 3,859,088
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	27,009,760	3,859,088	2,836,575
Ending balance	32,396,195	27,009,760	3,859,088
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,945,965)	(608,722)	0
Depreciation expensed	(2,670,070)	(1,337,243)	(600,734)
Foreign Exchange on Translation			(7,988)
Disposals	208,861
Ending balance	(4,407,174)	(1,945,965)	(608,722)
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	28,955,725	4,467,810	2,836,575
Additions	8,069,347	24,487,915	1,612,133
Modifications	(221,703)
Foreign Exchange on Translation			19,102
Ending balance	36,803,369	28,955,725	4,467,810
Premises | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	26,927,777	3,761,848	2,783,313
Ending balance	32,242,907	26,927,777	3,761,848
Premises | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,894,179)	(592,153)	0
Depreciation expensed	(2,648,983)	(1,302,026)	(584,343)
Foreign Exchange on Translation			(7,810)
Disposals	208,861
Ending balance	(4,334,301)	(1,894,179)	(592,153)
Premises | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	28,821,956	4,354,001	2,783,313
Additions	7,951,830	24,467,955	1,550,957
Modifications	(196,578)
Foreign Exchange on Translation			19,731
Ending balance	36,577,208	28,821,956	4,354,001
Equipment | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	81,983	97,240	53,262
Ending balance	153,288	81,983	97,240
Equipment | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(51,786)	(16,569)	0
Depreciation expensed	(21,087)	(35,217)	(16,391)
Foreign Exchange on Translation			(178)
Disposals	0
Ending balance	(72,873)	(51,786)	(16,569)
Equipment | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	133,769	113,809	53,262
Additions	117,517	19,960	61,176
Modifications	(25,125)
Foreign Exchange on Translation			(629)
Ending balance	$ 226,161	$ 133,769	$ 113,809